INTANGIBLE ASSET - TRADEMARK (Tables)	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets - trademark
	March 31, 2017	December 31, 2016

Trademark	$6,300	$-